INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

8. INCOME TAXES

        The Company has analyzed its filing positions in all significant federal and state jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The Company's U.S. and state tax returns remain subject to examination for the year ended 1998 and all subsequent periods due to the availability of tax loss and credit carryforwards. The Company determined there are no uncertain tax positions existing as of December 31, 2011 or 2010.

        The components of the Company's net deferred tax asset at December 31, 2011 and 2010 were as follows:

	2011	2010
Net operating loss carryforwards	$63,969,813	$46,071,206
Tax basis in intangible assets	4,095,269	4,452,360
Deferred financing costs for tax	7,010,462	7,001,619
Research & development credits	8,266,610	5,796,148
Stock option expense	2,754,981	2,310,405
Other	448,140	25,955

	86,545,275	65,657,693
Valuation allowance	(86,545,275)	(65,657,693)

	$—	$—

        The Company has no current tax provision due to its current and accumulated losses, which result in net operating loss carryforwards. At December 31, 2011, the Company had approximately $169,456,000 of net operating loss carryforwards that are available to reduce future taxable income for a period of up to 20 years. The net operating loss carryforwards expire in the years 2018-2031 and their utilization in future years may be limited as prescribed by Section 382 of the United States Internal Revenue Code. The net operating loss carryforwards as well as amortization of various intangibles, principally acquired in-process research and development, and other items have generated deferred tax benefits, which have been recorded as deferred tax assets and are entirely offset by a tax valuation allowance. The valuation allowance has been provided at 100% to reduce the deferred tax assets to zero, which is the amount management believes is more likely than not to be realized. Additionally, the Company has provided a full valuation allowance against $8,266,610 of research and development credits, which are available to reduce future income taxes, if any in the future. The research and development credits expire in the years 2018-2031.

        The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate of 34.5% to pre-tax income as follows:

	2011	2010	2009
Tax at U.S. federal statutory rate	$(17,804,934)	$(15,937,695)	$(16,397,080)
State taxes, net of federal benefit	(1,677,276)	(1,501,377)	(1,544,652)
Research and development credits	(1,537,863)	(966,941)	(515,235)
Other, net	132,491	133,932	17,718
Change in valuation allowance	20,887,582	18,272,081	18,439,249

	$—	$—	$—